Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,981,637)	$ (2,528)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(813,000)
Loss on issuance of private warrants	1,272,500
Transaction costs incurred in connection with warrants	50,178
Interest earned on marketable securities held in Trust Account	(5,566)
Changes in operating assets and liabilities:
Prepaid expenses	(835,471)
Accrued expenses	1,034,725	2,528
Net cash provided by (used in) operating activities	(1,278,271)	0
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(207,000,000)
Net cash provided by (used in) investing activities	(207,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	206,750,001	25,000
Proceeds from sale of Private Placements Warrants	2,000,000
Proceeds from issuance of private placement-equivalent warrants	6,000
Repayment of promissory note — related party	(300,000)	180,632
Payment of offering costs	(237,197)	(48,784)
Net cash provided by (used in) financing activities	208,218,804	156,848
Net Change in Cash	(59,467)	156,848
Cash — Beginning of period	156,848	0
Cash — End of period	97,381	156,848
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	118,569
Initial classification of common stock subject to possible redemption	203,255,750
Change in value of common stock subject to possible redemption	(15,841,160)
Initial classification of warrant liability	$ 15,181,000
Deferred offering costs included in accrued offering costs		12,875
Deferred offering costs paid through promissory note — related party		$ 119,368